STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Dec. 31, 2020	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of Class B common stock to Initial Stockholders		$ 431	24,569		25,000
Issuance of Class B common stock to Initial Stockholders (in shares)		4,312,500
Proceeds received in excess of fair value of 8,200,000 Private Placement Warrants, net of offering costs			3,362,000		3,362,000
Accretion of Class A common stock to redemption amount			$ (3,386,569)	(17,168,895)	(20,555,464)
Net income				486,473	486,473
Balance at the end at Dec. 31, 2021		$ 431		(16,682,422)	(16,681,991)
Balance at the end (in shares) at Dec. 31, 2021		4,312,500
Increase (Decrease) in Stockholders' Equity
Accretion of Class A common stock to redemption amount				(1,563,349)	(1,563,349)
Net income				6,582,898	6,582,898
Balance at the end at Dec. 31, 2022		$ 431		$ (11,662,873)	$ (11,662,442)
Balance at the end (in shares) at Dec. 31, 2022		4,312,500